February 10, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Great American Life Insurance Company

Registration Statement on Form S-1

Commissioners:

Great American Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-1 (the “Registration Statement”) for the Index Summit 6 Pro Annuity and the Index Summit 6 Pro Annuity with Return of Premium, each a modified single premium deferred annuity contract.

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Post-Effective Amendment No. 1 to the registration statement for the Index Summit 6 Annuity and the Index Summit 6 Annuity with Return of Premium (File No. 333-227067), as filed on April 23, 2020 (Accession No. 0001193125-20-117182) (“Amendment No. 1”). Amendment No. 1 was declared effective by the Commission on May 1, 2020.

Amendment No. 1 included prospectuses for two annuities that are already available for sale: Index Summit 6 and Index Summit 6 with Return of Premium. The Registration Statement contains prospectuses for two new, distinct versions of those existing annuities: the Index Summit 6 Pro and Index Summit 6 Pro with Return of Premium.

The Index Summit 6 annuity is identical to the Index Summit 6 Pro annuity except for the following differences:

•	A daily charge will be subtracted from Index Summit 6 Pro contract values each day. The existing Index Summit 6 contracts have no such daily charges.

•	The Index Summit 6 offers a Declared Rate Strategy. The Index Summit 6 Pro will not offer a Declared Rate Strategy.

•	The Index Summit 6 Pro will have a different early withdrawal charge rate schedule:

Contract Year	1	2	3	4	5	6	7+
Index Summit 6 Pro EWC Rate	9%	8%	7%	6%	5%	4%	0%
Index Summit 6 EWC Rate	8%	7%	6%	5%	4%	3%	0%

The Index Summit 6 annuity with Return of Premium is identical to the Index Summit 6 Pro annuity with Return of Premium, except for the following differences:

•	A daily charge will be subtracted from Index Summit 6 Pro with Return of Premium contract values each day. The existing Index Summit 6 with Return of Premium contracts have no such daily charges.

•	The Index Summit 6 with Return of Premium offers a Declared Rate Strategy. The Index Summit 6 Pro with Return of Premium will not offer a Declared Rate Strategy.

•	The Index Summit 6 Pro with Return of Premium will have a different early withdrawal charge rate schedule:

Contract Year	1	2	3	4	5	6	7+
Index Summit 6 Pro EWC Rate	9%	8%	7%	6%	5%	4%	0%
Index Summit 6 EWC Rate	8%	7%	6%	5%	4%	3%	0%

The changes made in the Registration Statement reflect those differences.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff. The Company acknowledges that all bracketed disclosures, including detailed information about the Company under “Great American Life Information” and the Company’s financial statements, will be added by pre-effective amendment prior to any request for acceleration of effectiveness.

Please direct any questions or comments regarding the Amendment to the undersigned at 513.412.1401 or at jdomaschko@gaig.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
Divisional Assistant Vice President
Great American Life Insurance Company

cc:	John V. Domaschko, Great American Life Insurance Company

John P. Gruber, Great American Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

2